Share-based Payment Arrangements	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangements [Abstract]
Share-based Payment Arrangements

Note 10 - Share-based Payment Arrangements

A.

On December 23, 2019, the Company granted 400 thousand options to the Chairman of the Board. The options have an exercise price of USD 0.814 per one ordinary share, and will vest during 3 years from the grant date. The options are exercisable for 7 years from grant date.

The fair value of these options as of the grant date was measured at USD 207 thousand.

During March and April 2019, the board of directors of the Company approved the grant of 3,162 thousand options to directors, employees and consultants. The options have an exercise price of USD 1.28 – 1.64 per one ordinary share, and will vest during 3 years from the date of grant. The options are exercisable for 5-7 years from grant date. The fair value of these options as of the grant date was measured at USD 2,677 thousand. Those options that were granted to directors were approved by the shareholders of the Company in April 2019.

In addition, the Company granted 61 thousand options to Tmura, an Israeli charity organization, the options have an exercise price equals USD 6 per ordinary share, and were immediately vested at the date of grant. The fair value of these options as of the grant date was measured at USD 56 thousand.

On November 20, 2018, the Company granted 159,759 options and 59,720 RSUs to two executives. The RSUs and options have a vesting period of 3 years from the commencement of the offeree's engagement with the Group, with a one-year cliff for the first one-third of the vested amount, and over 8 quarters thereafter. The exercise period is 5 years from the date of the grant. The options shall have an exercise price equals to USD 1.59 per one ordinary share. 34,825 thousand RSUs were fully vested at the time of the grant. The fair value of these RSUs and options at the date of the grant was measured at USD 71 thousand and USD 127 thousand, respectively.

On August 15, 2017, the Company's Board of Directors approved grants of 17 thousand RSUs and 29 thousand options to two consultants. The RSUs and/or options have a vesting period of 3 years from the commencement of the service provider's engagement, with a one-year cliff for the first one-third of the vested amount, and over 8 quarters thereafter. The exercise period is 7 years from the date of the grant. The options shall have an exercise price equals to USD 1.84 per one ordinary share. 29 thousand options and 9 thousand RSUs were fully vested at the time of the grant. The fair value of these RSUs and options at the date of the grant was measured at USD 32 thousand and USD 31 thousand, respectively.

In addition, on August 15, 2017, the Company's Board of Directors granted of 42 thousand RSUs and 16 thousand options to one consultant. The RSUs have a vesting period of 3 years from November 25, 2015, with a one-year cliff for the first one-third of the vested amount, and over 8 quarters thereafter. The exercise period is 7 years from the date of the grant. The options shall have an exercise price equal to USD 4.39 per one ordinary share and shall have a vesting period of 3 years from May 22, 2016. The exercise period is 7 years from the date of the grant. 8 thousand options and 28 thousand RSUs were fully vested at the time of the grant. The fair value of these RSUs and options at the date of the grant was measured at USD 76 thousand and USD 15 thousand, respectively.

In June 2017, the Company's board of directors decided to amend the Company's 2016 Equity-Based Incentive Plan (the "Plan") to increase the number of Ordinary Shares available for issuance thereunder by an additional 1,900,000 Ordinary Shares. No other amendments were made to the Plan.

On August 1, 2017, the Company's board of directors approved grants of 608 thousand RSUs and 440 thousand options. The options have an exercise price equals to USD1.85 per one ordinary share. The RSUs and/or options have a vesting period of 3 years from the commencement of the Officer's or Director's engagement, with a one-year cliff for the first one-third of the vested amount, and over 8 quarters thereafter. The exercise period is 7 years from the date of the grant. 22 thousand RSUs and 20 thousand options were fully vested at the time of the grant. The fair value of these RSUs and options at the date of the grant was measured at USD 1,326 thousand and USD 592 thousand, respectively.

The Company recorded in 2019 an expense of USD 1,273 thousand (2018 - USD 719 thousand), of which USD 988 thousand (2018 - USD 660 thousand) are to key management personnel.

B.	Other share based payment arrangements

See Note 9E with regards to share based payments to service providers.

C.	The number and weighted average exercise prices (in USD) of share options are as follows:

	Weighted average exercise price			Number of options
	2019	2018	2017	2019	2018	2017

Outstanding on January 1	2.60	3.08	4.29	1,131,781	1,002,022	519,746
Expired during the year	-	7.00	20.72	-	30,000	2,239
Granted during the year	1.32	1.59	1.85	3,622,895	159,759	484,515
Outstanding on December 31	1.71	2.60	3.08	4,754,676	1,131,781	1,002,022
Exercisable on December 31	3.21	2.95	2.83	1,093,029	873,344	708,879

The exercise price is denominated in NIS and are re-measured using historic exchange rates.

The options outstanding at December 31, 2019 had an exercise price of USD 0.81- USD 6 (2018 - USD 1.59- USD 4.39, 2017 -USD 1.84 - USD 7.01), and weighted average contractual life of 5.56 years (2018 - 5.29 years, 2017 - 7.2 years).

D.	The number of RSUs are as follows:

	Number of RSUs
	2019	2018

Outstanding at January 1	109,419	170,727
Granted during the year	-	59,720
Vested during the year	97,910	121,028
Outstanding at December 31	11,509	109,419

E.	Options to service providers were measured at the fair value of the service, when available.

The fair value of the Company's share options granted to employees, directors and service providers, where fair value of service was not measurable, was measured using the binominal model, using the fair value of the traded warrants with similar terms, making certain adjustments to reflect the specific terms of the options based on the expected duration.

The following assumptions were used:

	2019	2018	2017

Share Price - USD	0.746 - 1.22	1.18	1.82 - 2.17
Option price - USD	0.49-1.1	0.80	3.28 - 3.82
Expected volatility (%)	99.22-113.78	105.77	80.65 - 80.91
Expected duration (years)	4.61-7	4.95	6.77 - 6.97
Dividend yield (%)	-	-	-
Risk free rate interest rate (%)	1.63%-1.95%	1.41%	1.36 - 1.39

F.

On January 3, 2018, TyrNovo granted 1,170 options of TyrNovo to certain employees. The options were fully vested at the date of grant. The exercise period is 7 years from the date of the grant. The options shall have an exercise price equals to USD 0.29 per one ordinary share. The fair value of these options at the date of the grant was measured at USD 431 thousand.

The fair value of these options was measured using the binominal model,

The following assumptions were used:

2018

Share Price - USD	368.39
Option price - USD	369.39
Expected volatility (%)	79.16
Expected duration (years)	7
Dividend yield (%)	-
Risk free rate interest rate (%)	2.4%

In 2018, the Company recorded a share-based compensation expense of USD 431 thousand, of which USD 402 thousand are to key management personnel.

G.	Expenses recognized in the consolidated financial statements:

	For the year ended December 31
	2019	2018	2017
	USD thousands
Research and development expenses	238	546	709
General and administrative expenses	1,035	227	1,570
Other expenses	-	-	29

Total share-based expense recognized	1,273	773	2,308